================================================================================


                               ------------------
                               SEMI-ANNUAL REPORT
                               ------------------
                                  June 30, 2000
                               ------------------




                                 The Value Line
                                   Fund, Inc.





                                     [LOGO]
                                   ----------
                                   VALUE LINE
                                    No-Load
                                     Mutual
                                     Funds

The Value Line Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

Equity investors have seen several market conditions over the first half of 2000. The year started out with a continuation of the strong environment going back to the third quarter of 1999. In this environment, the NASDAQ Composite hit a string of record highs, and technology and other growth stocks performed well. By early March, however, the reality of rapid economic growth and the resultant string of interest-rate hikes engineered by the Federal Reserve reversed earlier market psychology. Prices collapsed, and technology and other types of growth stocks bore the brunt of the damage.

Since about the beginning of June, however, it seems that the tighter monetary policy that has been in place since June of 1999 has begun to filter into the economy, and we have seen several indications that the breakneck GDP expansion that carried through this year's March quarter has begun to ease up. Statistics in the areas of manufacturing, wage rates, housing, retail sales, and employment growth all suggest that a soft landing may be under way.

Thus, stocks ended the quarter somewhat off balance, neither as strong as in the early weeks of the year nor as weak as the midsection. When the dust settled, however, the Value Line Fund ended up the first half of the year about even with the unmanaged S&P 500 and for the trailing twelve months our Fund outperformed its benchmark by more than four percentage points. The actual numbers are as follows:

                                                   Value Line
                                                      Fund               S&P 500
                                                    --------             -------
First half ..........................                -0.57%               -0.42%
Trailing twelve months ..............                11.62%                7.25%

Looking ahead, we believe that the tendency toward somewhat slower (but still healthy) economic growth that we've seen recently will prevail for the foreseeable future. (For more detail, see our Economic Observations nearby) Along with a benign inflation backdrop, these conditions should provide a constructive atmosphere for equity investing over the balance of the year. Success with common stocks will likely require a certain amount of selectivity, since not all stocks will prosper under circumstances of slower overall growth. Therefore, those stocks that score highly in the time-tested Value Line Timeliness Ranking System will continue to provide the foundation for our growth investment style.

We thank you for your continued confidence in Value Line, and we wish you the best for the rest of 2000 and beyond.


                                       Sincerely,

                                       /s/ Jean Bernhard Buttner

                                       Jean Bernhard Buttner
                                       Chairman and President

August 4, 2000

--------------------------------------------------------------------------------
2

                                                       The Value Line Fund, Inc.

Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The American economy appears to be on a somewhat slower growth track as we move through the early stages of the second half of calendar 2000. Evidence of this deceleration in business activity can be found in recent surveys on manufacturing, housing, auto sales, and employment. Overall, we now estimate that GDP growth will average 3.0%-3.5% during the third and fourth quarters. Thereafter, we would expect the pace of economic activity to hold at these comparatively restrained levels through at least the first half of 2001, as the succession of interest-rate hikes voted for by the Federal Reserve Board over the past year, or so, continues to have the hoped-for effect of stabilizing the economy at comfortable growth levels.

Inflationary pressures, meanwhile, continue to be held in check for the most part, with sustained increases in productivity and ongoing technological innovations being at least partially responsible for this comparative pricing stability. Nevertheless, a moderate increase in cost pressures could still evolve over the next few quarters, particularly if energy prices increase further and the aforementioned moderation in second-half GDP growth fails to evolve as we expect it will. The Federal Reserve, taking note of this potential for higher prices, meanwhile, is likely to keep a vigilant eye on the monetary situation, standing ready to raise interest rates further should it deem inflation to be a problem. Absent an unexpected price flareup, we believe the recent credit tightening cycle will shortly run its course.

*Performance Data:

                                                                   Growth of
                                                  Average          an Assumed
                                                   Annual         Investment of
                                                Total Return        $10,000
                                                ------------      -------------
 1 year ended 6/30/2000 ...............            11.62%           $11,162
 5 years ended 6/30/2000 ..............            20.67%           $25,581
10 years ended 6/30/2000 ..............            16.02%           $44,174

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.

--------------------------------------------------------------------------------
                                                                               3

The Value Line Fund, Inc.

Portfolio Highlights at June 30, 2000 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                                  Value        Percentage
Issue                                                             Shares     (in thousands)   of Net Assets
-----------------------------------------------------------------------------------------------------------

EMC Corp. ....................................................     220,000       $16,926          3.6%
Omnicom Group, Inc. ..........................................     175,000        15,586          3.3
ADC Telecommunications, Inc. .................................     160,000        13,420          2.8
Amgen Inc. ...................................................     190,000        13,347          2.8
PMC-Sierra, Inc. .............................................      72,000        12,793          2.7
Cisco Systems, Inc. ..........................................     200,000        12,712          2.7
Dell Computer Corp. ..........................................     255,000        12,575          2.6
Intel Corp. ..................................................      90,000        12,032          2.5
Tellabs, Inc. ................................................     175,000        11,977          2.5
American International Group, Inc. ...........................     100,000        11,750          2.5

Five Largest Industry Categories
                                                                    Value       Percentage
Industry                                                       (in thousands)  of Net Assets
-----------------------------------------------------------------------------------------------------------

Computer & Peripherals .......................................    $ 49,225          10.4%
Telecommunications Equipment .................................      37,322           7.9
Drug .........................................................      33,917           7.1
Retail-Special Lines .........................................      33,346           7.0
Computer Software & Services .................................      29,089           6.1

Five Largest Security Purchases*
                                                                    Cost
Issue                                                          (in thousands)
-----------------------------------------------------------------------------------------------------------

HCA-The Healthcare Corporation ...............................    $  3,983
Alcoa, Inc. ..................................................       3,824
Oracle Corp. .................................................       3,723
Corning Inc. .................................................       3,706
Honeywell International, Inc. ................................       2,954

Five Largest Security Sales*
                                                                  Proceeds
Issue                                                          (in thousands)
-----------------------------------------------------------------------------------------------------------

Cisco Systems, Inc. ..........................................    $ 10,284
EMC Corp. ....................................................       9,069
Lilly (Eli) & Co. ............................................       6,200
Staples, Inc. ................................................       5,096
Fannie Mae ...................................................       3,639

*    For the six month period ended 06/30/00

--------------------------------------------------------------------------------
4

                                                       The Value Line Fund, Inc.

Schedule of Investments (unaudited)                                June 30, 2000
--------------------------------------------------------------------------------

                                                                      Value
     Shares                                                       (in thousands)
--------------------------------------------------------------------------------
                ADVERTISING (3.3%)
     175,000    Omnicom Group, Inc.............................         $ 15,586

                BANK (2.5%)
      40,500    Chase Manhattan Corp...........................            1,865
      60,000    State Street Corp..............................            6,364
      75,000    Zions Bancorporation...........................            3,442
                                                                        --------
                                                                          11,671

                BANK-MIDWEST (1.8%)
      90,000    Fifth Third Bancorp............................            5,693
     145,000    Firstar Corp...................................            3,054
                                                                        --------
                                                                           8,747

                COMPUTER AND
                    PERIPHERALS (10.4%)
     200,000    Cisco Systems, Inc.*...........................           12,712
     255,000    Dell Computer Corp.*...........................           12,575
     220,000    EMC Corp.*.....................................           16,926
      64,000    International Business
                    Machines Corp..............................            7,012
                                                                        --------
                                                                          49,225

                COMPUTER SOFTWARE
                    & SERVICES (6.1%)
      60,000    Adobe Systems, Inc.............................            7,800
     120,000    Computer Associates
                    International, Inc.........................            6,142
      75,000    Fiserv, Inc.*..................................            3,244
      70,000    Microsoft Corp.*...............................            5,600
      45,000    Oracle Corp.*..................................            3,783
      60,000    Paychex, Inc...................................            2,520
                                                                        --------
                                                                          29,089

                DIVERSIFIED
                    COMPANIES (2.4%)
     200,000    Honeywell International, Inc...................            6,738
     100,000    Tyco International Ltd.........................            4,737
                                                                        --------
                                                                          11,475

                DRUG (7.1%)
     190,000    Amgen Inc.*....................................           13,347
      90,000    Biogen, Inc.*..................................            5,805
      46,000    Merck & Co., Inc...............................            3,525
     150,000    Pfizer, Inc....................................            7,200
      80,000    Schering-Plough Corp...........................            4,040
                                                                        --------
                                                                          33,917

                DRUGSTORE (0.8%)
     100,000    CVS Corp.......................................            4,000

                ELECTRIC UTILITY-
                    CENTRAL (1.9%)
     200,000    AES Corp. (The)*...............................            9,125

                ELECTRICAL
                    EQUIPMENT (2.8%)
      20,000    Corning Inc....................................            5,398
     150,000    General Electric Co............................            7,950
                                                                        --------
                                                                          13,348

                ENTERTAINMENT (3.4%)
     100,000    Clear Channel
                      Communications, Inc.*....................            7,500
      70,000    Time Warner, Inc...............................            5,320
      50,000    Viacom, Inc. Class "A"*........................            3,419
                                                                        --------
                                                                          16,239

                FINANCIAL SERVICES-
                    DIVERSIFIED (5.7%)
     120,000    American Express Co............................            6,255
     100,000    American International
                      Group, Inc...............................           11,750
     150,000    Citigroup, Inc.................................            9,038
                                                                        --------
                                                                          27,043

                GROCERY (1.1%)
     115,000    Safeway Inc.*..................................            5,189

                INTERNET (2.2%)
     200,000    America Online, Inc.*..........................           10,550

--------------------------------------------------------------------------------
                                                                               5

The Value Line Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

                                                                      Value
     Shares                                                       (in thousands)
--------------------------------------------------------------------------------
                MEDICAL
                  SERVICES (1.2%)
     180,000    HCA-The Healthcare
                      Corporation..............................         $  5,468

                MEDICAL
                    SUPPLIES (3.4%)
     140,000    Guidant Corp.*.................................            6,930
      40,000    Johnson & Johnson..............................            4,075
     100,000    Medtronic, Inc.................................            4,981
                                                                        --------
                                                                          15,986

                METALS & MINING-
                    GENERAL (0.7%)
     110,000    Alcoa, Inc.....................................            3,190

                PAPER & FOREST
                  PRODUCTS (0.3%)
      50,000    International Paper Co.........................            1,491

                PETROLEUM-
                    PRODUCING (0.8%)
      60,000    Apache Corp....................................            3,529

                PRECISION
                    INSTRUMENT (0.5%)
      40,500    KLA-Tencor Corp.*..............................            2,372

                RECREATION (2.9%)
      85,000    Electronic Arts Inc.*..........................            6,200
     200,000    Harley-Davidson, Inc...........................            7,700
                                                                        --------
                                                                          13,900

                RETAIL BUILDING
                    SUPPLY (1.5%)
      90,000    Home Depot, Inc. (The).........................            4,494
      60,000    Lowe's Companies, Inc..........................            2,464
                                                                        --------
                                                                           6,958

                RETAIL-SPECIAL
                    LINES (7.0%)
     125,000    Bed Bath & Beyond Inc.*........................            4,531
      80,000    Best Buy Co., Inc.*............................            5,060
      55,000    Circuit City Stores, Inc.-
                      Circuit City Group.......................            1,825
     146,250    Gap, Inc. (The)................................            4,570
     160,000    Intimate Brands, Inc. Class "A"................            3,160
     200,000    RadioShack Corp................................            9,475
      70,000    Tiffany & Co...................................            4,725
                                                                        --------
                                                                          33,346

                RETAIL STORE (5.9%)
     124,000    Costco Wholesale Corp.*........................            4,092
     170,000    Kohl's Corp.*..................................            9,456
     160,000    Target Corp....................................            9,280
      90,000    Wal-Mart Stores, Inc...........................            5,186
                                                                        --------
                                                                          28,014

                SECURITIES
                    BROKERAGE (2.4%)
     337,500    Schwab (Charles) Corp..........................           11,348

                SEMICONDUCTOR (5.6%)
      90,000    Intel Corp.....................................           12,032
      60,000    Motorola, Inc..................................            1,744
      72,000    PMC-Sierra, Inc.*..............................           12,793
                                                                        --------
                                                                          26,569

                SEMICONDUCTOR CAPITAL
                    EQUIPMENT (2.7%)
      65,000    Altera Corp.*..................................            6,626
      70,000    Applied Materials, Inc.*.......................            6,344
                                                                        --------
                                                                          12,970

                STEEL-GENERAL (0.3%)
      45,000    Nucor Corp.....................................            1,493

--------------------------------------------------------------------------------
6

                                                       The Value Line Fund, Inc.

                                                                   June 30, 2000
--------------------------------------------------------------------------------

                                                                      Value
     Shares                                                       (in thousands)
--------------------------------------------------------------------------------
                TELECOMMUNICATIONS
                    EQUIPMENT (7.9%)
     160,000    ADC Telecommunications, Inc.*..................         $ 13,420
     100,000    Lucent Technologies Inc........................            5,925
     100,000    QUALCOMM Inc.*.................................            6,000
     175,000    Tellabs, Inc.*.................................           11,977
                                                                        --------
                                                                          37,322

                TELECOMMUNICATION
                    SERVICES (2.0%)
      25,000    Telephone & Data Systems, Inc..................            2,506
     150,000    WorldCom, Inc.*................................            6,881
                                                                        --------
                                                                           9,387
                                                                        --------

                TOTAL COMMON STOCKS
                AND TOTAL INVESTMENT
                SECURITIES (96.6%)
                (Cost $227,932,000)............................          458,547
                                                                        --------

                                                                       Value
   Principal                                                       (in thousands
    Amount                                                          except per
(in thousands)                                                     share amount)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (1.8%)
(including accrued interest)

$ 8,600         Collateralized by $9,295,000
                    U.S. Treasury Notes 4.25%,
                    due 11/15/03, with a value of
                    $8,772,000 (with State Street
                    Bank & Trust Company, 6.20%,
                    dated 6/30/00, due 7/3/00,
                    delivery value $8,604,443) ................         $  8,601

CASH AND RECEIVABLES LESS
LIABILITIES (1.6%) ............................................            7,768
                                                                        --------

NET ASSETS (100%)   ...........................................         $474,916
                                                                        ========

NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE PER
OUTSTANDING SHARE
($474,916,096 / 18,197,571 shares of
capital stock outstanding) ....................................         $  26.10
                                                                        ========

*    Non-income producing




See Notes to Financial Statements

--------------------------------------------------------------------------------
                                                                               7

The Value Line Fund, Inc.

Statement of Assets
and Liabilities at June 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                                                 (In thousands
                                                                except per share
                                                                     amount)
                                                                ----------------
Assets:
Investment securities, at value
  (Cost-$227,932) .....................................             $ 458,547
Repurchase agreement
  (Cost-$8,601) .......................................                 8,601
Cash ..................................................                    70
Receivable for capital shares sold ....................                 8,012
Dividends receivable ..................................                   132
Prepaid insurance expense .............................                     3
                                                                    ---------
      Total Assets ....................................               475,365
                                                                    ---------
Liabilities:
Payable for capital shares repurchased ................                   117
Accrued expenses:
  Advisory fee ........................................                   255
  Other ...............................................                    77
                                                                    ---------
      Total Liabilities ...............................                   449
                                                                    ---------
Net Assets ............................................             $ 474,916
                                                                    =========
Net Assets consist of:
Capital stock, at $1.00 par value
  (authorized 50,000,000,
  outstanding 18,197,571 shares) ......................             $  18,198
Additional paid-in capital ............................               210,821
Accumulated net investment loss .......................                  (473)
Undistributed net realized gain on
  investments .........................................                15,755
Net unrealized appreciation of
  investments .........................................               230,615
                                                                    ---------
Net Assets ............................................             $ 474,916
                                                                    =========
Net Asset Value, Offering and
  Redemption Price per
  Outstanding Share
  ($474,916,096 / 18,197,571
  shares outstanding) .................................             $   26.10
                                                                    =========


Statement of Operations
for the six months ended June 30, 2000 (unaudited)
--------------------------------------------------------------------------------

                                                                  (In thousands)
                                                                  --------------
Investment Income:
Dividends .............................................               $   849
Interest ..............................................                   488
                                                                      -------
    Total Income ......................................                 1,337
                                                                      -------
Expenses:
Advisory fee ..........................................                 1,564
Transfer agent fees ...................................                    87
Postage ...............................................                    29
Printing ..............................................                    28
Custodian fees ........................................                    27
Insurance, dues and other .............................                    23
Auditing and legal fees ...............................                    19
Telephone .............................................                    16
Registration and filing fees ..........................                    13
Directors' fees and expenses ..........................                     7
                                                                      -------
    Total Expenses before
      Custody Credits .................................                 1,813
    Less: Custody Credits .............................                    (3)
                                                                      -------
    Net Expenses ......................................                 1,810
                                                                      -------
Net Investment Loss ...................................                  (473)
                                                                      -------
Net Realized and Unrealized
  Gain (Loss) on Investments:
    Net Realized Gain .................................                 6,673
    Change in Net Unrealized
      Appreciation ....................................                (9,491)
                                                                      -------
Net Realized Gain and Change in
  Net Unrealized Appreciation
  on Investments ......................................                (2,818)
                                                                      -------
Net Decrease in Net Assets
  from Operations .....................................               $(3,291)
                                                                      =======

See Notes to Financial Statements.

--------------------------------------------------------------------------------
8

                                                       The Value Line Fund, Inc.

Statement of Changes in Net Assets
for the six months ended June 30, 2000 (unaudited)
and for the year ended December 31, 1999
--------------------------------------------------------------------------------

                                                                    Six Months Ended
                                                                     June 30, 2000         Year Ended
                                                                      (unaudited)       December 31, 1999
                                                                    -------------------------------------
                                                                              (In thousands)
Operations:
  Net investment loss .......................................          $    (473)          $    (397)
  Net realized gain on investments ..........................              6,673              42,895
  Change in net unrealized appreciation .....................             (9,491)             66,475
                                                                       -----------------------------
  Net (decrease) increase in net assets from operations .....             (3,291)            108,973
                                                                       -----------------------------

Distributions to Shareholders:
  Net realized gain from investment transactions ............               --               (41,730)
                                                                       -----------------------------

Capital Share Transactions:
  Proceeds from sale of shares ..............................            271,910             505,761
  Proceeds from reinvestment of distributions to shareholders               --                39,058
  Cost of shares repurchased ................................           (289,168)           (535,036)
                                                                       -----------------------------
  Net (decrease) increase from capital share transactions ...            (17,258)              9,783
                                                                       -----------------------------

Total (Decrease) Increase in Net Assets .....................            (20,549)             77,026

Net Assets:
  Beginning of period .......................................            495,465             418,439
                                                                       -----------------------------
  End of period .............................................          $ 474,916           $ 495,465
                                                                       =============================

Accumulated net investment (loss) income, at end of period ..          $    (473)          $    --
                                                                       =============================



See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                                               9

The Value Line Fund, Inc.

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1.  Significant Accounting Policies

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is long-term growth of capital.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securiites are valued at amortized cost.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

--------------------------------------------------------------------------------
10

                                                       The Value Line Fund, Inc.

                                                                   June 30, 2000
--------------------------------------------------------------------------------

2.   Capital Share Transactions, Dividends and
     Distributions to Shareholders

Transactions in capital stock were as follows (in thousands except per share amounts):

                                                   Six Months
                                                     Ended           Year Ended
                                                 June 30, 2000      December 31,
                                                  (unaudited)          1999
                                                 -------------------------------
Shares sold ...........................              10,624            20,467
Shares issued to shareholders
  in reinvestment of dividends
  and distributions ...................                --               1,549
                                                     ------------------------
                                                     10,624            22,016
Shares repurchased ....................              11,301            21,616
                                                     ------------------------
Net (decrease) increase ...............                (677)              400
                                                     ========================
Distributions per share from
  net realized gains ..................              $ --             $ 2.358
                                                     ========================

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                   Six Months Ended
                                     June 30, 2000
                                      (unaudited)
                                    --------------
                                    (in thousands)
Purchases:
Investment Securities ...............   $41,167
                                        =======
Sales:
Investment Securities ...............   $54,923
                                        =======

At June 30, 2000, the aggregate cost of investment securities and repurchase agreement for federal income tax purposes was $236,533,000. The aggregate appreciation and depreciation of investments at June 30, 2000, based on a comparison of investment values and their costs for federal income tax purposes was $237,655,000 and $7,040,000, respectively, resulting in a net appreciation of $230,615,000.

4.   Investment Advisory Contract, Management Fees and Transactions With
     Affiliates

An advisory fee of $1,564,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the six months ended June 30, 2000. This was computed at the rate of .70% of the first $100 million of the Fund's average daily net assets plus .65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a director of the Fund. During the six month period ended June 30, 2000, the Fund paid brokerage commissions totalling $48,000 to the distributor, which clears its transactions through unaffiliated brokers.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 959,983 shares of the Fund's capital stock, representing 5.3% of the outstanding shares at June 30, 2000. In addition, certain officers and directors of the Fund owned 161,784 shares of the Fund, representing 0.89% of the outstanding shares.

5.   Subsequent Event

At a special meeting of shareholders held on June 15, 2000, the shareholders approved the adoption of a Service and Distribution Plan (the "Plan") effective July 1, 2000. The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, provides for the payment of certain expenses incurred by the distributor in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets.

--------------------------------------------------------------------------------
                                                                              11

The Value Line Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                         Six Months
                                            Ended                                  Years Ended December 31,
                                        June 30, 2000      ------------------------------------------------------------------------
                                         (unaudited)         1999            1998            1997            1996            1995
                                        -------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...............     $  26.25         $  22.65        $  19.29        $  19.29        $  17.63        $  14.36
                                          -----------------------------------------------------------------------------------------

  Income (loss) from investment
    operations:
  Net investment income (loss) ......         (.03)            (.02)            .03             .14             .11             .12
  Net gains or losses on securities
    (both realized and unrealized) ..         (.12)            5.98            3.85            3.79            3.88            4.47
                                          -----------------------------------------------------------------------------------------
  Total from investment operations ..         (.15)            5.96            3.88            3.93            3.99            4.59
                                          -----------------------------------------------------------------------------------------

  Less distributions:
    Dividends from net
      investment income .............         --               --              (.03)           (.14)           (.11)           (.12)
    Distributions from capital gains          --              (2.36)           (.49)          (3.79)          (2.22)          (1.20)
                                          -----------------------------------------------------------------------------------------
    Total distributions .............         --              (2.36)           (.52)          (3.93)          (2.33)          (1.32)
                                          -----------------------------------------------------------------------------------------
Net asset value, end of period ......     $  26.10         $  26.25        $  22.65        $  19.29        $  19.29        $  17.63
                                          =========================================================================================
Total return ........................      -0.57%+            26.74%          20.25%          21.59%          22.52%          32.12%
                                          =========================================================================================

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ....................     $474,916         $495,465        $418,439        $382,431        $348,871        $317,569
Ratio of expenses to
  average net assets ................          .76%(2)*         .76%(2)         .77%(1)         .78%(1)         .80%(1)         .83%
Ratio of net investment income (loss)
  to average net assets .............         (.20)%*          (.09)%           .16%            .63%            .55%            .73%
Portfolio turnover rate .............            9%+             36%             98%             68%             54%             78%

(1)  Before offset of custody credits.

(2) Ratios reflect expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would not have changed.

+    Not annualized

*    Annualized.




See Notes to Financial Statements

--------------------------------------------------------------------------------
12

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 219729
                      Kansas City, MO 64121-9729

INDEPENDENT           PricewaterhouseCoopers LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Sound View Drive, Suite 100
                      Greenwich, CT 06830

Directors             Jean Bernhard Buttner
                      John W. Chandler
                      Frances T. Newton
                      Francis C. Oakley
                      David H. Porter
                      Paul Craig Roberts
                      Marion N. Ruth
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Alan N. Hoffman
                      Vice President
                      Philip J. Orlando
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Jack M. Houston
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #513943